Operating Lease - Schedule of Recognized Operating Lease Liabilities (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Recognized Operating Lease Liabilities [Abstract]
Right-of-use assets		$ 270,248	$ 492,984
Operating lease liabilities, current		79,736	162,576
Operating lease liabilities, non-current		73,596	167,428
Operating lease liabilities		$ 153,332	$ 330,004
Weighted-average remaining lease term of operating leases		2 years 3 months 3 days	2 years 3 months 29 days
Weighted-average discount rate of operating leases		4.43%	4.62%